JPMorgan Investor Balanced Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 85.5%
Fixed Income — 46.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	124,648	1,290,101
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	94,595	685,816
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	9,158	59,251
JPMorgan High Yield Fund Class R6 Shares (a)	23,390	151,802
JPMorgan Income Fund Class R6 Shares (a)	35,843	305,025
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,693	81,715
Total Fixed Income		2,573,710
International Equity — 4.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,235	53,853
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,401	74,403
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,449	59,895
JPMorgan International Equity Fund Class R6 Shares (a)	3,039	67,659
Total International Equity		255,810
U.S. Equity — 35.0%
JPMorgan Equity Income Fund Class R6 Shares (a)	7,058	176,668
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	3,606	285,280
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,793	226,225
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,520	74,113
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	573	25,342
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,046	30,861
JPMorgan U.S. Equity Fund Class R6 Shares (a)	18,795	469,311
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,319	199,703
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,385	290,642
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,952	180,056
Total U.S. Equity		1,958,201
Total Investment Companies (Cost $3,828,120)		4,787,721
Exchange-Traded Funds — 13.6%
Alternative Assets — 0.9%
JPMorgan Flexible Debt ETF (a)	963	47,822
Fixed Income — 2.0%
JPMorgan Limited Duration Bond ETF (a)	2,168	113,150
International Equity — 7.7%
JPMorgan Global Select Equity ETF (a)	2,116	138,128
JPMorgan International Research Enhanced Equity ETF (a)	3,893	294,833
Total International Equity		432,961
U.S. Equity — 3.0%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,532	169,085
Total Exchange-Traded Funds (Cost $538,592)		763,018

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $53,816)	53,816	53,816
Total Investments — 100.1% (Cost $4,420,528)		5,604,555
Liabilities in Excess of Other Assets — (0.1)%		(7,323)
NET ASSETS — 100.0%		5,597,232

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,604,555	$—	$—	$5,604,555

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,236,450	$74,342	$21,384	$(2,708)	$3,401	$1,290,101	124,648	$39,887	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	638,431	49,702	2,800	(454)	937	685,816	94,595	24,893	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	55,096	2,800	—	—	1,355	59,251	9,158	2,800	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	58,187	830	17,967	8,447	4,356	53,853	1,235	802	28
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	70,687	11,394	19,814	4,624	7,512	74,403	3,401	2,679	—
JPMorgan Equity Income Fund Class R6 Shares (a)	169,595	17,442	9,283	152	(1,238)	176,668	7,058	2,530	14,912
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	65,106	2,491	10,481	3,353	(574)	59,895	1,449	2,492	—
JPMorgan Flexible Debt ETF (a)	—	48,215	—	—	(393)	47,822	963	1,004	—
JPMorgan Global Select Equity ETF (a)	142,699	—	6,988	745	1,672	138,128	2,116	1,768	—
JPMorgan High Yield Fund Class R6 Shares (a)	209,519	9,964	65,997	(3,347)	1,663	151,802	23,390	9,964	—
JPMorgan Income Fund Class R6 Shares (a)	289,929	17,987	—	—	(2,891)	305,025	35,843	13,384	—
JPMorgan International Equity Fund Class R6 Shares (a)	69,576	4,654	6,418	759	(912)	67,659	3,039	2,157	2,497
JPMorgan International Research Enhanced Equity ETF (a)	306,925	—	34,957	13,595	9,270	294,833	3,893	9,484	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	320,926	31,130	31,993	22,409	(57,192)	285,280	3,606	788	30,342
JPMorgan Large Cap Value Fund Class R6 Shares (a)	213,481	17,315	9,927	152	5,204	226,225	10,793	2,449	14,866
JPMorgan Limited Duration Bond ETF (a)	155,685	—	42,587	833	(781)	113,150	2,168	4,438	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	81,983	6,537	4,553	838	(10,692)	74,113	1,520	—	6,538
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	79,214	2,598	—	—	(97)	81,715	8,693	2,598	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	152,533	—	2,935	927	18,560	169,085	2,532	1,835	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	25,864	4,107	—	—	(4,629)	25,342	573	150	3,958
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,589	2,491	—	—	2,781	30,861	1,046	206	2,285
JPMorgan U.S. Equity Fund Class R6 Shares (a)	452,532	67,356	30,255	9,940	(30,262)	469,311	18,795	2,296	23,250
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	223,487	16,073	33,688	26,107	(32,276)	199,703	2,319	656	15,417
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	60,121	280,870	287,175	—	—	53,816	53,816	1,712	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	285,041	29,274	23,563	3,249	(3,359)	290,642	6,385	2,027	13,158

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$47,141	$589	$48,215	$—	$485	$—	—	$589	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	170,114	21,050	—	—	(11,108)	180,056	4,952	2,988	18,061
Total	$5,605,911	$719,211	$710,980	$89,621	$(99,208)	$5,604,555		$136,576	$145,312

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
*	Non-income producing security.